OTHER OPERATING GAINS - Summary of Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
Insurance recoveries	$ 3,737	$ 0	$ 0
Other gains	628	0	0
Gain on termination of vessel leases	0	10,324	2,379
Gain (loss) on pool arrangements	(943)	(118)	2
Other operating (losses) gains	$ 3,422	$ 10,206	$ 2,381